Income and Expenses - Summary of Employee Benefits Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of income and expense [abstract]
Wages and salaries	€ 814.0	€ 617.8	€ 544.8
Social security costs	113.7	76.7	58.6
Pension costs	3.5	4.1	2.1
Total	€ 931.2	€ 698.6	€ 605.5